Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (18,447)	$ (8,482)	$ (124,213)	$ (21,531)
Other comprehensive loss (net of tax):
Unrealized losses on available-for-sale securities, net	0	(19)	(45)	(24)
Comprehensive loss	$ (18,447)	$ (8,501)	$ (124,258)	$ (21,555)